STOCK-BASED COMPENSATION (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense, Total	$ 171,569	$ 28,139	$ 231,607	$ 163,432
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 597,475		$ 330,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 1 month 6 days		1 year 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,725,000	2,195,000
Employees Consultants And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	940,000	325,000